Janus Henderson Venture Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Auto Components – 0.9%
Quantumscape Corp*,#	486,572	$4,179,653
Visteon Corp*	223,534	23,153,652
		27,333,305
Automobiles – 0.6%
Thor Industries Inc	212,739	15,897,985
Banks – 0.6%
Bancorp Inc/The*	927,645	18,107,630
Biotechnology – 6.5%
Ascendis Pharma A/S (ADR)*	130,750	12,154,520
Eagle Pharmaceuticals Inc/DE*	424,384	18,855,381
ESSA Pharma Inc*,#	365,684	1,151,905
Global Blood Therapeutics Inc*	252,936	8,081,305
Halozyme Therapeutics Inc*	572,470	25,188,680
Insmed Inc*	688,643	13,580,040
Ligand Pharmaceuticals Inc*	291,855	26,039,303
Mirati Therapeutics Inc*	117,381	7,879,787
Myovant Sciences Ltd*,#	911,369	11,328,317
Neurocrine Biosciences Inc*	289,676	28,237,616
PTC Therapeutics Inc*	211,322	8,465,559
Travere Therapeutics Inc*	624,927	15,141,981
Vaxcyte Inc*	603,547	13,133,183
		189,237,577
Building Products – 3.0%
CSW Industrials Inc	285,103	29,374,162
Janus International Group Inc*	2,505,646	22,625,983
Zurn Water Solutions Corp	1,229,360	33,487,766
		85,487,911
Capital Markets – 4.3%
Assetmark Financial Holdings Inc*	749,909	14,075,792
Focus Financial Partners Inc*	666,879	22,713,899
LPL Financial Holdings Inc	478,582	88,288,807
		125,078,498
Chemicals – 4.9%
Perimeter Solutions SA*	2,557,669	27,725,132
Sensient Technologies Corp	683,817	55,088,298
Valvoline Inc	2,008,914	57,916,991
		140,730,421
Commercial Services & Supplies – 1.6%
Brady Corp	706,170	33,359,471
Cimpress PLC*	81,028	3,151,989
Montrose Environmental Group Inc*	325,995	11,005,591
		47,517,051
Containers & Packaging – 1.5%
Sealed Air Corp	733,823	42,356,264
Diversified Consumer Services – 3.6%
Frontdoor Inc*	493,111	11,874,113
Stride Inc*	1,041,878	42,498,204
Terminix Global Holdings Inc*	1,237,411	50,300,757
		104,673,074
Diversified Financial Services – 0.9%
Clarivate Analytics PLC*	1,882,322	26,088,983
Electrical Equipment – 1.8%
EnerSys	406,591	23,972,605
Regal Beloit Corp	253,738	28,804,338
		52,776,943
Electronic Equipment, Instruments & Components – 3.9%
Napco Security Technologies Inc	1,578,454	32,500,368
National Instruments Corp	300,955	9,398,825
Novanta Inc*	164,859	19,992,451
OSI Systems Inc*	409,632	34,998,958
Xometry Inc - Class A*,#	446,365	15,145,164
		112,035,766
Energy Equipment & Services – 0.4%
Helmerich & Payne Inc	248,141	10,684,951
Entertainment – 0.4%
Manchester United PLC	956,656	10,638,015
Equity Real Estate Investment Trusts (REITs) – 0.7%
Easterly Government Properties Inc	1,088,946	20,733,532

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food & Staples Retailing – 0.7%
Casey's General Stores Inc	109,463	$20,248,466
Food Products – 0.7%
Hain Celestial Group Inc*	821,233	19,496,071
Health Care Equipment & Supplies – 8.9%
Alphatec Holdings Inc*	1,895,983	12,399,729
Axogen Inc*	1,444,442	11,829,980
CryoPort Inc*	554,262	17,171,037
Glaukos Corp*	403,170	18,311,981
Globus Medical Inc*	475,488	26,693,896
Heska Corp*	101,773	9,618,566
ICU Medical Inc*	184,671	30,358,066
Insulet Corp*	95,396	20,790,604
Integra LifeSciences Holdings Corp*	712,962	38,521,337
Paragon 28 Inc*,#	685,264	10,875,140
Sight Sciences Inc*,#	943,883	8,485,508
STERIS PLC	140,232	28,908,827
Surmodics Inc*	375,517	13,980,498
Treace Medical Concepts Inc*,#	607,482	8,711,292
		256,656,461
Health Care Providers & Services – 1.3%
HealthEquity Inc*	273,743	16,805,083
ModivCare Inc*	248,198	20,972,731
		37,777,814
Health Care Technology – 0.3%
Phreesia Inc*	381,609	9,544,041
Hotels, Restaurants & Leisure – 1.4%
Dutch Bros Inc - Class A*,#	341,777	10,817,242
Inspirato Inc*	1,430,805	6,624,627
Monarch Casino & Resort Inc*	405,737	23,804,590
		41,246,459
Household Durables – 0.6%
Lovesac Co*	593,257	16,314,568
Information Technology Services – 6.6%
Broadridge Financial Solutions Inc	263,614	37,578,176
Euronet Worldwide Inc*	379,800	38,204,082
Payfare Inc*,#,£	2,403,934	8,424,042
Repay Holdings Corp*	1,108,768	14,247,669
Shift4 Payments Inc - Class A*	403,622	13,343,743
WEX Inc*	175,079	27,235,289
WNS Holdings Ltd (ADR)*	700,151	52,259,271
		191,292,272
Insurance – 2.1%
BRP Group Inc - Class A*	620,634	14,988,311
RLI Corp	334,333	38,979,884
Trean Insurance Group Inc*,#	1,191,885	7,425,444
		61,393,639
Internet & Direct Marketing Retail – 1.2%
CarParts.com Inc*	2,326,420	16,145,355
Global-E Online Ltd*	277,773	5,602,681
Vivid Seats Inc - Class A#	1,745,658	13,040,065
		34,788,101
Life Sciences Tools & Services – 2.4%
Bio-Techne Corp	68,831	23,859,578
ICON PLC*	145,539	31,538,301
Inotiv Inc*,#	679,020	6,518,592
NeoGenomics Inc*	969,659	7,902,721
		69,819,192
Machinery – 5.5%
Alamo Group Inc	159,759	18,600,740
ATS Automation Tooling Systems Inc*	1,390,936	38,204,808
Gates Industrial Corp PLC*	1,655,485	17,895,793
Hydrofarm Holdings Group Inc*	104,316	363,020
ITT Inc	349,395	23,493,320
Kornit Digital Ltd*	169,975	5,388,208
Nordson Corp	124,959	25,296,700
SPX Corp*	581,456	30,724,135
		159,966,724
Media – 0.8%
Advantage Solutions Inc*,#	1,116,914	4,244,273
John Wiley & Sons Inc	394,558	18,844,090
		23,088,363
Metals & Mining – 0.9%
Constellium SE*	2,041,969	26,974,410

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels – 1.2%
Magnolia Oil & Gas Corp	1,058,708	$22,222,281
PDC Energy Inc	218,324	13,450,942
		35,673,223
Personal Products – 0.6%
BellRing Brands Inc*	700,625	17,438,556
Pharmaceuticals – 3.1%
Catalent Inc*	802,936	86,147,003
EyePoint Pharmaceuticals Inc*,#	451,561	3,553,785
		89,700,788
Real Estate Management & Development – 0.6%
FirstService Corp	135,649	16,440,659
Road & Rail – 0.7%
AMERCO	39,881	19,072,291
Semiconductor & Semiconductor Equipment – 1.8%
ON Semiconductor Corp*	1,048,703	52,760,248
Software – 18.8%
Altair Engineering Inc*	483,323	25,374,458
AvidXchange Holdings Inc*,#	1,538,106	9,443,971
Blackbaud Inc*	669,004	38,849,062
ChannelAdvisor Corp*,£	1,783,534	26,003,926
Clear Secure Inc - Class A*,#	614,038	12,280,760
Consensus Cloud Solutions Inc*	369,011	16,118,400
Descartes Systems Group Inc*	707,114	43,948,756
Enfusion Inc - Class A*,#	1,235,040	12,609,758
EngageSmart Inc*	583,009	9,374,785
Envestnet Inc*	437,897	23,107,825
Expensify Inc - Class A*,#	648,455	11,536,014
Intelligent Systems Corp*,#,£	477,352	11,652,162
j2 Global Inc*	659,980	49,188,309
LivePerson Inc*	853,492	12,068,377
Nice Ltd (ADR)*	351,132	67,575,353
Paylocity Holding Corp*	260,869	45,500,771
SailPoint Technologies Holding Inc*	756,815	47,437,164
SS&C Technologies Holdings Inc	951,434	55,249,772
Tyler Technologies Inc*	80,974	26,922,236
		544,241,859
Specialty Retail – 0.5%
Williams-Sonoma Inc	139,943	15,526,676
Thrifts & Mortgage Finance – 0.4%
Walker & Dunlop Inc	133,001	12,813,316
Trading Companies & Distributors – 1.3%
Core & Main Inc - Class A*	1,695,615	37,812,214
Total Common Stocks (cost $2,137,882,537)		2,839,464,317
Preferred Stocks– 0.9%
Professional Services – 0.5%
Apartment List Inc PP*,¢,§	2,431,401	6,127,131
IntelyCare Inc PP*,¢,§	384,276	9,412,879
		15,540,010
Software – 0.4%
Loadsmart Inc PP - Series A*,¢,§	140,312	2,665,928
Loadsmart Inc PP - Series D*,¢,§	399,891	7,997,820
		10,663,748
Total Preferred Stocks (cost $28,958,535)		26,203,758
Rights– 0%
Pharmaceuticals – 0%
Zogenix Inc*,¢((cost $513,775)	755,552	951,996
Warrants– 0%
Chemicals – 0%
Perimeter Solutions SA, expires 11/8/24*((cost $13,929)	1,392,883	414,104
Investment Companies– 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $30,717,769)	30,715,766	30,718,838
Investments Purchased with Cash Collateral from Securities Lending– 2.7%
Investment Companies – 2.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	143,419,793	62,445,736
Time Deposits – 0.5%
Royal Bank of Canada, 1.5600%, 7/1/22	$15,181,385	15,181,385
Total Investments Purchased with Cash Collateral from Securities Lending (cost $77,627,121)		77,627,121
Total Investments (total cost $2,275,713,666) – 102.7%		2,975,380,134
Liabilities, net of Cash, Receivables and Other Assets – (2.7)%		(78,695,457)
Net Assets – 100%		$2,896,684,677

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,655,079,205	89.2%
Canada	108,170,170	3.6
Israel	78,566,242	2.6
India	52,259,271	1.8
Ireland	31,538,301	1.1
Netherlands	26,974,410	0.9
Denmark	12,154,520	0.4
United Kingdom	10,638,015	0.4

Total	$2,975,380,134	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/22
Common Stocks - 1.6%
Information Technology Services - 0.3%
Payfare Inc*	$-	$-	$(11,468,225)	$8,424,042
Software - 1.3%
ChannelAdvisor Corp*	-	-	(18,994,637)	26,003,926
Intelligent Systems Corp*	-	-	(7,733,103)	11,652,162
Total Software	$-	$-	$(26,727,740)	$37,656,088
Total Common Stocks	$-	$-	$(38,195,965)	$46,080,130
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	137,694	(725)	(788)	30,718,838
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Investment Companies - 2.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	2,482,516∆	-	-	62,445,736
Total Affiliated Investments - 4.9%	$2,620,210	$(725)	$(38,196,753)	$139,244,704

(1) For securities that were affiliated for a portion of the period ended June 30, 2022, this column reflects amounts for the entire period ended June 30, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Common Stocks - 1.6%
Information Technology Services - 0.3%
Payfare Inc*	17,302,806	2,589,461	-	8,424,042
Software - 1.3%
ChannelAdvisor Corp*	44,998,563	-	-	26,003,926
Intelligent Systems Corp*	19,385,265	-	-	11,652,162
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	69,523,348	395,466,680	(434,269,677)	30,718,838
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Investment Companies - 2.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	23,642,180	433,334,710	(394,531,154)	62,445,736

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	9/22/22	(1,670,900)	$2,054,469	$17,547
Canadian Dollar	9/22/22	(15,508,000)	12,002,331	(49,300)

				(31,753)
Citibank, National Association:
British Pound	9/22/22	(1,670,800)	2,054,969	18,169
Canadian Dollar	9/22/22	(22,292,500)	17,250,920	(73,104)

				(54,935)
HSBC Securities (USA), Inc.:
British Pound	9/22/22	(1,670,900)	2,055,284	18,362
Canadian Dollar	9/22/22	(21,323,000)	16,507,345	(63,258)

				(44,896)
JPMorgan Chase Bank, National Association:
British Pound	9/22/22	(2,235,800)	2,750,305	24,738
Canadian Dollar	9/22/22	(22,292,000)	17,261,004	(62,632)

				(37,894)
State Street Bank and Trust Company:
British Pound	9/22/22	(1,273,000)	1,565,943	14,084
Canadian Dollar	9/22/22	(21,507,000)	16,658,643	(54,951)

				(40,867)
Total				$(210,345)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$23,338,337
Average amounts sold - in USD	141,331,727

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2022 is $27,155,754, which represents 0.9% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc PP	11/2/20	$8,881,908	$6,127,131	0.2%
IntelyCare Inc PP	3/29/22	9,412,879	9,412,879	0.3
Loadsmart Inc PP - Series A	1/4/22	2,665,928	2,665,928	0.1
Loadsmart Inc PP - Series D	1/4/22	7,997,820	7,997,820	0.3
Total		$28,958,535	$26,203,758	0.9%

The Fund has registration rights for certain restricted securities held as of June 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,839,464,317	$-	$-
Preferred Stocks	-	-	26,203,758
Rights	-	-	951,996
Warrants	-	414,104	-
Investment Companies	-	30,718,838	-
Investments Purchased with Cash Collateral from Securities Lending	-	77,627,121	-
Total Investments in Securities	$2,839,464,317	$108,760,063	$27,155,754
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	92,900	-
Total Assets	$2,839,464,317	$108,852,963	$27,155,754
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$303,245	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70253 08-22